CVC - DESCRIPTION OF BUSINESS, RELATED MATTERS AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
DESCRIPTION OF BUSINESS AND RELATED MATTERS
DESCRIPTION OF BUSINESS AND RELATED MATTERS
The Company and Related Matters
Altice USA, Inc. ("Altice USA" or the "Company") was incorporated in Delaware on September 14, 2015. As of March 31, 2018, Altice USA is majority‑owned by Altice N.V., a public company with limited liability (naamloze vennootshcap) under Dutch law. Upon the completion of the Altice N.V. distribution discussed below, the Company will no longer be majority-owned by Altice N.V.
The Company provides broadband communications and video services in the United States. It delivers broadband, pay television, telephony services, proprietary content and advertising services to residential and business customers.
Altice N.V., through a subsidiary, acquired Cequel Corporation ("Cequel" or "Suddenlink") on December 21, 2015 and Cequel was contributed to Altice USA on June 9, 2016. Altice USA acquired Cablevision Systems Corporation ("Cablevision" or "Optimum") on June 21, 2016.
The Company classifies its operations into two reportable segments: Cablevision, which operates in the New York metropolitan area, and Cequel, which principally operates in markets in the south‑central United States.
The accompanying condensed combined consolidated financial statements ("condensed consolidated financial statements") include the accounts of the Company and all subsidiaries in which the Company has a controlling interest and gives effect to the ATS Acquisition discussed below on a combined basis. All significant inter-company accounts and transactions have been eliminated in consolidation.
The accompanying condensed consolidated operating results for the three months ended March 31, 2017 reflect the retrospective adoption of Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers and ASU No. 2017‑07 Compensation-Retirement Benefits (Topic 715). See Note 3 for further details of the impact on the Company's historical financial statements.
In June 2017, the Company completed its initial public offering ("IPO") of 71,724,139 shares of its Class A common stock. The Company’s Class A common stock began trading on June 22, 2017, on the New York Stock Exchange under the symbol "ATUS".
Acquisition of Altice Technical Services US Corp
ATS was formed in 2017 to provide network construction and maintenance services and commercial and residential installations, disconnections, and maintenance. The Company believes the services it receives from ATS are of higher quality and at a lower cost than the Company could achieve without ATS, including for the construction of its new fiber-to-the home ("FTTH") network.
During the second quarter of 2017, a substantial portion of the Company's technical workforce at the Cablevision segment either accepted employment with ATS or became employees of ATS and ATS commenced operations and began to perform services for the Company. A substantial portion of the Cequel segment technical workforce became employees of ATS in December 2017.
In January 2018, the Company acquired 70% of the equity interests in Altice Technical Services US Corp. ("ATS") for $1.00 (the "ATS Acquisition") and the Company became the owner of 100% of the equity interests in ATS in March 2018. ATS was previously owned by Altice N.V. and a member of ATS's management through a holding company. As the acquisition is a combination of businesses under common control, the Company combined the results of operations and related assets and liabilities of ATS for all periods since its formation. See Note 3 for the impact of the ATS Acquisition on the Company's condensed consolidated balance sheet as of December 31, 2017.
Altice N.V. Distribution
On January 8, 2018, Altice N.V. announced plans for the separation of the Company from Altice N.V. Altice N.V. will distribute substantially all of its equity interest in the Company through a distribution in kind to holders of Altice N.V.'s common shares A and common shares B (the “Distribution”). Following the Distribution, Altice N.V. will no longer own a controlling equity interest in the Company, and the Company will operate independently from Altice N.V.
The implementation of the Distribution is expected to be subject to certain conditions precedent being satisfied or waived. Although Altice N.V. and the Company have not yet negotiated the final terms of the Distribution and related transactions, the Company expects that the following will be conditions to the Distribution:

•
Approval of Altice N.V. shareholders of (i) the distribution in kind and (ii) the board resolution approving the change in identity and character of the business of Altice N.V. resulting from the Distribution;

•	Receipt of certain U.S. regulatory approvals, which could take up to 180 days;

•	The Registration Statement filed on January 8, 2018 being declared effective by the U.S. Securities and Exchange Commission (the ‘‘Commission’’);

•
The entry into the Master Separation Agreement and the entry into, amendments to or termination of various arrangements between Altice N.V. and the Company, such as a license to use the Altice brand, the stockholders’ agreement among Altice USA, Altice N.V. and certain other parties and the management agreement pursuant to which the Company pays a quarterly management fee to Altice N.V.; and

•	The declaration and payment of a one-time $1.5 billion dividend to Altice USA stockholders as of a record date prior to the Distribution (the ‘‘Pre-Distribution Dividend’’).
Prior to Altice N.V.'s announcement of the Distribution, the Board of Directors of Altice USA, acting through its independent directors, approved in principle the payment of the Pre-Distribution Dividend to all shareholders immediately prior to completion of the separation. Formal approval of the Pre-Distribution Dividend and setting of a record date are expected to occur in the second quarter of 2018. The payment of the Pre-Distribution Dividend will be funded with available Cablevision revolving facility capacity and available cash from new financings, completed in January 2018, at CSC Holdings LLC, a wholly-owned subsidiary of Cablevision. In addition, the Board of Directors of Altice USA has authorized a share repurchase program of $2.0 billion, effective following completion of the separation.
In connection with the Distribution, it is expected that the Management Advisory and Consulting Services Agreement with Altice N.V. which provides certain consulting, advisory and other services will be terminated. Compensation under the terms of the agreement is an annual fee of $30,000 paid by the Company.

DESCRIPTION OF BUSINESS AND RELATED MATTERS
The Company and Related Matters
Altice USA, Inc. ("Altice USA" or the "Company") was incorporated in Delaware on September 14, 2015. As of December 31, 2017, Altice USA is majority‑owned by Altice N.V., a public company with limited liability (naamloze vennootshcap) under Dutch law. Upon the completion of the Altice N.V. distribution discussed below, the Company will no longer be majority-owned by Altice N.V.
The Company provides broadband communications and video services in the United States. It delivers broadband, pay television, telephony services, proprietary content and advertising services to residential and business customers.
Altice N.V., through a subsidiary, acquired Cequel Corporation ("Cequel" or "Suddenlink") on December 21, 2015 and Cequel was contributed to Altice USA on June 9, 2016. Altice USA had no operations of its own other than the issuance of debt prior to the contribution of Cequel on June 9, 2016 by Altice N.V. The results of operations of Cequel for the year ended December 31, 2016 have been included in the results of operations of Altice USA for the same periods, as Cequel was under common control with Altice USA.
Altice USA acquired Cablevision Systems Corporation ("Cablevision" or "Optimum") on June 21, 2016 (see discussion below) and the results of operations of Cablevision are included with the results of operations of Cequel for the year ended December 31, 2017. The year ended December 31, 2016 operating results include the operating results of Cablevision from the date of acquisition, June 21, 2016.
The accompanying combined consolidated financial statements ("consolidated financial statements") include the accounts of the Company and all subsidiaries in which the Company has a controlling interest and gives effect to the ATS Acquisition discussed below. All significant inter-company accounts and transactions have been eliminated in consolidation.
The accompanying consolidated financial statements also reflect the retrospective adoption of Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers and ASU No. 2017‑07 Compensation-Retirement Benefits (Topic 715). See Note 20 for further details of the impact on the Company's historical financial statements.
The Company classifies its operations into two reportable segments: Cablevision, which operates in the New York metropolitan area, and Cequel, which principally operates in markets in the south‑central United States.
Acquisition of Altice Technical Services US Corp
ATS was formed to provide network construction and maintenance services and commercial and residential installations, disconnections, and maintenance. In the second quarter of 2017, the Company entered into an Independent Contractor Agreement with ATS that governs the terms of the services described above. The Company believes the services it receives from ATS will be of higher quality and at a lower cost than the Company could achieve without ATS, including for the construction of our new fiber-to-the home ("FTTH") network. The Company also entered into a Transition Services Agreement for the use of the Company's resources to provide various overhead functions to ATS, including accounting, legal and human resources and for the use of certain facilities, vehicles and technician tools during a transitional period that generally ended on December 31, 2017, although the term can be extended on a service-by-service basis. The Transition Services Agreement requires ATS to reimburse the Company for its cost to provide such services.
In January 2018, the Company acquired 70% of the equity interests in Altice Technical Services US Corp. ("ATS") for $1.00 (the "ATS Acquisition") and the Company became the owner of 100% of the equity interests in ATS in March 2018. ATS was previously owned by Altice N.V. and a member of ATS's management through a holding company. As the acquisition is a combination of businesses under common control, the Company combined the results of operations and related assets and liabilities of ATS for all periods since its formation. See Note 20 for the impact of the ATS Acquisition on the Company's consolidated balance sheet and statement of operations as of and for the year ended December 31, 2017. In connection with the ATS Acquisition, the Company recorded goodwill of $23,101, representing the amount previously transferred to ATS.
Initial Public Offering
In June 2017, the Company completed its initial public offering ("IPO") of 71,724,139 shares of its Class A common stock (12,068,966 shares sold by the Company and 59,655,173 shares sold by existing stockholders) at a price to the public of $30.00 per share, including the underwriters full exercise of their option to purchase 7,781,110 shares to cover overallotments. At the date of the IPO, Altice N.V. owned approximately 70.2% of the Company's issued and outstanding common stock, which represented approximately 98.2% of the voting power of the Company's outstanding common stock. The Company’s Class A common stock began trading on June 22, 2017, on the New York Stock Exchange under the symbol "ATUS".
In connection with the sale of its Class A common stock, the Company received proceeds of approximately $362,069, before deducting the underwriting discount and expenses directly related to the issuance of the securities of $12,998. The Company did not receive any proceeds from the sale of shares by the selling stockholders. In July 2017, the Company used approximately $350,120 of the proceeds to fund the redemption of $315,779 principal amount of 10.875% senior notes that mature in 2025 issued by CSC Holdings, an indirect wholly-owned subsidiary of the Company, and the related call premium of approximately $34,341.
The following organizational transactions were consummated prior to the IPO:

•	the Company amended and restated its certificate of incorporation to, among other things, provide for Class A common stock, Class B common stock and Class C common stock;

•
BC Partners LLP ("BCP") and Canada Pension Plan Investment Board (‘‘CPPIB and together with BCP, the‘‘Co-Investors’’) and Uppernext S.C.S.p. ("Uppernext"), an entity controlled by Mr. Patrick Drahi (founder and controlling stockholder of Altice N.V.), exchanged their indirect ownership interest in the Company for shares of the Company’s common stock;

•	Neptune Management LP (‘‘Management LP’’) redeemed its Class B units for shares of the Company’s common stock that it received from the redemption of its Class B units in Neptune Holding US LP;

•
the Company converted $525,000 aggregate principal amount of notes issued by the Company to the Co-Investors (together with accrued and unpaid interest and applicable premium) into shares of the Company’s common stock at the IPO price (see Note 9 for further details);

•
$1,225,000 aggregate principal amount of notes issued by the Company to a subsidiary of Altice N.V. (together with accrued and unpaid interest and applicable premium) was transferred to CVC 3 B.V., an indirect subsidiary of Altice N.V. ("CVC 3") and then the Company converted such notes into shares of the Company’s common stock at the IPO price (see Note 9 for further details);

•
the Co-Investors, Neptune Holding US LP, A4 S.A. (an entity controlled by the family of Mr. Drahi), and former Class B unitholders of Management LP (including Uppernext) exchanged shares of the Company’s common stock for new shares of the Company’s Class A common stock; and

•	CVC 3 and A4 S.A. exchanged shares of the Company’s common stock for new shares of the Company’s Class B common stock.
Acquisition of Cablevision Systems Corporation
On June 21, 2016 (the "Cablevision Acquisition Date"), pursuant to the Agreement and Plan of Merger (the "Merger Agreement"), dated as of September 16, 2015, by and among Cablevision, Altice N.V., Neptune Merger Sub Corp., a wholly-owned subsidiary of Altice N.V. ("Merger Sub"), Merger Sub merged with and into Cablevision, with Cablevision surviving the merger (the "Cablevision Acquisition").
In connection with the Cablevision Acquisition, each outstanding share of the Cablevision NY Group Class A common stock, par value $0.01 per share ("CNYG Class A Shares"), and Cablevision NY Group Class B common stock, par value $0.01 per share ("CNYG Class B Shares", and together with the CNYG Class A Shares, the "Shares"), and together with the Cablevision NY Group Class A common stock, the "Shares" other than Shares owned by Cablevision, Altice N.V. or any of their respective wholly-owned subsidiaries, in each case not held on behalf of third parties in a fiduciary capacity, received $34.90 in cash without interest, less applicable tax withholdings (the "Cablevision Acquisition Consideration").
Pursuant to an agreement, dated December 21, 2015, by and among CVC 2 B.V., CIE Management IX Limited, for and on behalf of the limited partnerships BC European Capital IX-1 through 11 and Canada Pension Plan Investment Board, certain affiliates of BCP and CPPIB (the "Co-Investors") funded approximately $1,000,000 toward the payment of the aggregate Per Share Cablevision Acquisition Consideration, and indirectly acquired approximately 30% of the Shares of Cablevision.
Also in connection with the Cablevision Acquisition, outstanding equity-based awards granted under Cablevision’s equity plans were cancelled and converted into cash based upon the $34.90 per Share Cablevision Acquisition Consideration in accordance with the original terms of the awards. The total consideration for the outstanding CNYG Class A Shares, the outstanding CNYG Class B Shares, and the equity-based awards amounted to $9,958,323.
In connection with the Cablevision Acquisition, in October 2015, Neptune Finco Corp. ("Finco"), an indirect wholly-owned subsidiary of Altice N.V. formed to complete the financing described herein and the merger with CSC Holdings, LLC ("CSC Holdings"), a wholly-owned subsidiary of Cablevision, borrowed an aggregate principal amount of $3,800,000 under a term loan facility (the "Term Credit Facility") and entered into revolving loan commitments in an aggregate principal amount of $2,000,000 (the "Revolving Credit Facility" and, together with the Term Credit Facility, the "Credit Facilities").
Finco also issued $1,800,000 aggregate principal amount of 10.125% senior notes due 2023 (the "2023 Notes"), $2,000,000 aggregate principal amount of 10.875% senior notes due 2025 (the "2025 Notes"), and $1,000,000 aggregate principal amount of 6.625% senior guaranteed notes due 2025 (the "2025 Guaranteed Notes") (collectively the "Cablevision Acquisition Notes").
On June 21, 2016, immediately following the Cablevision Acquisition, Finco merged with and into CSC Holdings, with CSC Holdings surviving the merger (the "CSC Holdings Merger"), and the Cablevision Acquisition Notes and the Credit Facilities became obligations of CSC Holdings.
On June 21, 2016, in connection with the Cablevision Acquisition, the Company issued notes payable to affiliates and related parties aggregating $1,750,000, of which $875,000 bore interest at 10.75% and $875,000 bore interest at 11%. See Note 9 for a discussion regarding the conversion of these notes payable to shares of the Company's common stock prior to the consummation of the IPO.
The Cablevision Acquisition was accounted for as a business combination in accordance with ASC Topic 805. Accordingly, the Company stepped up 100% of the assets and liabilities assumed to their fair value at the Cablevision Acquisition Date. See Note 3 for further details.
Acquisition of Cequel Corporation
On December 21, 2015, Altice N.V., though a subsidiary, acquired approximately 70% of the total outstanding equity interests in Cequel (the "Cequel Acquisition") from the direct and indirect stockholders of Cequel Corporation (the "Sellers"). The consideration for the acquired equity interests, which was based on a total equity valuation for 100% of the capital and voting rights of Cequel, was $3,973,528, including $2,797,928 of cash consideration, $675,600 of retained equity held by entities affiliated with BC Partners and CPPIB and $500,000 funded by the issuance by an affiliate of Altice N.V. of a senior vendor note that was subscribed by entities affiliated with BC Partners and CPPIB. Following the closing of the Cequel Acquisition, entities affiliated with BC Partners and CPPIB retained a 30% equity interest in a parent entity of the Company. In addition, the carried interest plans of the stockholders were cashed out whereby payments were made to participants in such carried interest plans, including certain officers and directors of Cequel.
Altice N.V. Distribution
On January 8, 2018, Altice N.V. announced plans for the separation of the Company from Altice N.V. Altice N.V. will distribute substantially all of its equity interest in the Company through a distribution in kind to holders of Altice N.V.'s common shares A and common shares B (the “Distribution”). Following the Distribution, Altice N.V. will no longer own a controlling equity interest in the Company, and the Company will operate independently from Altice N.V.
The implementation of the Distribution is expected to be subject to certain conditions precedent being satisfied or waived. Although Altice N.V. and the Company have not yet negotiated the final terms of the Distribution and related transactions, the Company expects that the following will be conditions to the Distribution:

•
Approval of Altice N.V. shareholders of (i) the distribution in kind and (ii) the board resolution approving the change in identity and character of the business of Altice N.V. resulting from the Distribution;

•	Receipt of certain U.S. regulatory approvals, which could take up to 180 days;

•	This Registration Statement filed on January 8, 2018 being declared effective by the U.S. Securities and Exchange Commission (the ‘‘Commission’’);

•
The entry into the Master Separation Agreement and the entry into, amendments to or termination of various arrangements between Altice N.V. and the Company, such as a license to use the Altice brand, the stockholders’ agreement among Altice USA, Altice N.V. and certain other parties and the management agreement pursuant to which the Company pays a quarterly management fee to Altice N.V.; and

•	The declaration and payment of a one-time $1.5 billion dividend to Altice USA stockholders as of a record date prior to the Distribution (the ‘‘Pre-Distribution Dividend’’).
Prior to Altice N.V.'s announcement of the Distribution, the Board of Directors of Altice USA, acting through its independent directors, approved in principle the payment of the Pre-Distribution Dividend to all shareholders immediately prior to completion of the separation. Formal approval of the Pre-Distribution Dividend and setting of a record date are expected to occur in the second quarter of 2018. The payment of the Pre-Distribution Dividend will be funded with available Cablevision revolving facility capacity and available cash from new financings, completed in January 2018, at CSC Holdings LLC, a wholly-owned subsidiary of Cablevision. In addition, the Board of Directors of Altice USA has authorized a share repurchase program of $2.0 billion, effective following completion of the separation.
In connection with the Distribution, it is expected that the Management Advisory and Consulting Services Agreement with Altice N.V. which provides certain consulting, advisory and other services will be terminated. Compensation under the terms of the agreement is an annual fee of $30,000 paid by the Company.

Cablevision Systems Corporation And Subsidiaries
DESCRIPTION OF BUSINESS AND RELATED MATTERS
DESCRIPTION OF BUSINESS, RELATED MATTERS AND BASIS OF PRESENTATION
The Company and Related Matters
Cablevision Systems Corporation ("Cablevision"), through its wholly-owned subsidiary CSC Holdings, LLC ("CSC Holdings,") and collectively with Cablevision, the "Company"), owns and operates cable systems and owns companies that provide regional news, local programming and advertising sales services for the cable television industry and Ethernet-based data, Internet, voice and video transport and managed services to the business market. The Company operates and reports financial information in one segment. Prior to the sale of a 75% interest in Newsday LLC on July 7, 2016, the Company consolidating the operating results of Newsday. Effective July 7, 2016, the operating results of Newsday are no longer consolidated with those of the Company and the Company's 25% interest in the operating results of Newsday is recorded on the equity basis (see Note 16).
Altice Merger
On June 21, 2016 (the "Merger Date"), pursuant to the Agreement and Plan of Merger (the "Merger Agreement"), dated as of September 16, 2015, by and among Cablevision, Altice N.V. ("Altice"), Neptune Merger Sub Corp., a wholly-owned subsidiary of Altice ("Merger Sub"), Merger Sub merged with and into Cablevision, with Cablevision surviving the merger (the "Merger").
In connection with the Merger, each outstanding share of the Cablevision NY Group Class A common stock, par value $0.01 per share ("CNYG Class A Shares"), and Cablevision NY Group Class B common stock, par value $0.01 per share ("CNYG Class B Shares", and together with the CNYG Class A Shares, the "Shares") other than (i) Shares owned by Cablevision, Altice or any of their respective wholly-owned subsidiaries, in each case not held on behalf of third parties in a fiduciary capacity, received $34.90 in cash without interest, less applicable tax withholdings (the "Merger Consideration").
Pursuant to an agreement, dated December 21, 2015, by and among CVC 2B.V., CIE Management IX Limited, for and on behalf of the limited partnerships BC European Capital IX-1through 11 and Canada Pension Plan Investment Board, certain affiliates of BCP and CPPIB (the "Co-Investors") funded approximately $1,000,000 toward the payment of the aggregate Merger Consideration, and indirectly acquired approximately 30% of the Shares of Cablevision.
Also in connection with the Merger, outstanding equity-based awards granted under Cablevision’s equity plans were cancelled and converted into cash based upon the $34.90 per Share merger price in accordance with the original terms of the awards. The total consideration for the outstanding CNYG Class A Shares, the outstanding CNYG Class B Shares, and the equity-based awards amounted to $9,958,323.
In connection with the Merger, in October 2015, Neptune Finco Corp. ("Finco"), an indirect wholly-owned subsidiary of Altice formed to complete the financing described herein and the merger with CSC Holdings, borrowed an aggregate principal amount of $3,800,000 under a term loan facility (the "Term Credit Facility") and entered into revolving loan commitments in an aggregate principal amount of $2,000,000 (the "Revolving Credit Facility" and, together with the Term Credit Facility, the "Credit Facilities").

Finco also issued $1,800,000 aggregate principal amount of 10.125% senior notes due 2023 (the "2023 Notes"), $2,000,000 aggregate principal amount of 10.875% senior notes due 2025 (the "2025 Notes"), and $1,000,000 aggregate principal amount of 6.625% senior guaranteed notes due 2025 (the "2025 Guaranteed Notes") (collectively the "Merger Notes").

On June 21, 2016, immediately following the Merger, Finco merged with and into CSC Holdings, with CSC Holdings surviving the merger (the "CSC Holdings Merger"), and the Merger Notes and the Credit Facilities became obligations of CSC Holdings.

The accompanying financial statements represent the operating results and cash flows of the Company for the period January 1, 2016 to June 20, 2016 (Predecessor) and for the year ended December 31, 2015. The operating results of the Company for the period June 21, 2016 to December 31, 2016 (Successor) are incorporated in the consolidated financial statements of Altice USA, Inc.
Basis of Presentation
Principles of Consolidation
The accompanying consolidated financial statements of Cablevision include the accounts of Cablevision and its majority-owned subsidiaries. Cablevision has no business operations independent of CSC Holdings, whose operating results and financial position are consolidated into Cablevision. All significant intercompany transactions and balances between Cablevision and CSC Holdings and their respective consolidated subsidiaries are eliminated in consolidation.
Use of Estimates in Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  See Note 12 for a discussion of fair value estimates.
Reclassifications
Certain reclassifications have been made in the consolidated financial statements in the 2015 financial statements to conform to the 2016 presentation.